Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
INCOME TAXES

a.	The provision for (recovery of) income taxes is as follows:

(in millions of Canadian dollars)	2018	2017
Current taxes	22	10
Deferred taxes	27	(91)
	49	(81)

b.	The provision for (recovery of) income taxes based on the effective income tax rate differs from the provision for income taxes based on the combined basic rate for the following reasons:

(in millions of Canadian dollars)	NOTE	2018	2017
Provision for income taxes based on the combined basic Canadian and provincial income tax rate		38	117
Adjustment for income taxes arising from the following:
Difference in statutory income tax rate of foreign operations		(1)	10
Prior years reassessment		2	3
Reversal of deferred income tax liabilities related to our previously held investment in Greenpac	5	—	(70)
Permanent difference on revaluation of previously held equity interest - Greenpac associate	5	—	(57)
Non-taxable portion of capital gain on revaluation of previously held equity interest - Boralex associate	8	—	(24)
Change in future income taxes resulting from enacted tax rate change		—	(57)
Unrealized capital gain on long-term debt		—	(3)
Reversal of deferred tax assets on tax losses		3	—
Permanent differences		(1)	(6)
Change in deferred income tax assets relating to capital tax loss		8	6
		11	(198)
Provision for (recovery of) income taxes		49	(81)

Weighted average income tax rate for the year ended December 31, 2018 was 25.8% (2017 - 28.6%).

In conjunction with the acquisition of Greenpac, the Corporation recorded an income tax recovery of $70 million representing deferred income taxes on its investment prior to the acquisition on April 4, 2017. Also, there was no income tax provision recorded on the gain of $156 million generated by the business combination of Greenpac, since it is included in the fair value of assets and liabilities acquired, as described in Note 5.

The income tax provision on the Boralex revaluation gain was calculated at the rate of capital gains. Also, consequently with the sale of its participation in Boralex in July 2017, the Corporation has reassessed the probability of recovering unrealized capital losses on long-term debt due to foreign exchange fluctuations.

Under the Tax Cuts and Jobs Act, which was substantially enacted on December 22, 2017, the U.S. statutory federal income tax rate was reduced to 21% from the previous rate of 35%. The impact of the change in tax rate resulted in a reduction of $57 million of the net deferred tax liability position for the year ended December 31, 2017.

c.	The provision for (recovery of) income taxes relating to components of other comprehensive income is as follows:

(in millions of Canadian dollars)	2018	2017
Foreign currency translation related to hedging activities	(4)	4
Cash flow hedge	2	—
Included in share of other comprehensive income of associates	—	3
Actuarial loss on post-employment benefit obligations	(4)	(3)
Provision for (recovery of) income taxes	(6)	4

d.	The analysis of deferred tax assets and deferred tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(in millions of Canadian dollars)	2018	2017
Deferred income tax assets:
Deferred income tax assets to be recovered after more than twelve months	228	223
Deferred income tax liabilities:
Deferred income tax liabilities to be used after more than twelve months	295	260
	(67)	(37)

The movement of the deferred income tax account is as follows:

(in millions of Canadian dollars)	NOTE	2018	2017
As at January 1		(37)	(40)
Through statement of earnings		(27)	91
Variance of income tax credit, net of related income tax		5	4
Through statement of comprehensive income		6	(4)
Through business combinations	5	(5)	(91)
Others		—	(7)
Exchange differences		(9)	10
As at December 31		(67)	(37)

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

DEFERRED INCOME TAX ASSET

(in millions of Canadian dollars)	RECOGNIZED TAX BENEFIT ARISING FROM INCOME TAX LOSSES	EMPLOYEE FUTURE BENEFITS	EXPENSE ON RESEARCH	UNUSED TAX CREDITS	FINANCIAL INSTRUMENTS	FOREIGN EXCHANGE LOSS ON LONG-TERM DEBT	OTHERS	TOTAL
As at January 1, 2017	159	24	15	41	5	19	16	279
Through statement of earnings	(25)	(6)	(10)	(6)	(5)	(12)	5	(59)
Variance of income tax credit	—	—	—	4	—	—	—	4
Through statement of comprehensive income	—	3	—	—	1	(5)	—	(1)
As at December 31, 2017	134	21	5	39	1	2	21	223
Through statement of earnings	(29)	2	—	(2)	3	(6)	26	(6)
Variance of income tax credit	—	—	—	5	—	—	—	5
Through statement of comprehensive income	—	4	—	—	(2)	4	—	6
As at December 31, 2018	105	27	5	42	2	—	47	228

DEFERRED INCOME TAX LIABILITIES

(in millions of Canadian dollars)	NOTE	PROPERTY, PLANT AND EQUIPMENT	FOREIGN EXCHANGE LOSS ON LONG-TERM DEBT	INTANGIBLE ASSETS	INVESTMENTS	OTHERS	TOTAL
As at January 1, 2017		180	—	53	85	1	319
Through statement of earnings		(51)	—	(14)	(85)	—	(150)
Included in share of other comprehensive income of associates		—	—	—	3	—	3
Through business combinations	5	80	—	11	—	—	91
Others		5		2	—	—	7
Exchange differences		(9)	—	(1)	—	—	(10)
As at December 31, 2017		205	—	51	3	1	260
Through statement of earnings		1	2	5	13	—	21
Through business combinations	5	5	—	—	—	—	5
Exchange differences		9	—	—	—	—	9
As at December 31, 2018		220	2	56	16	1	295

When taking into consideration the offsetting of balances within the same tax jurisdiction, the net deferred tax liability of $67 million is presented on the consolidated balance sheet as $134 million of “Deferred income tax asset” amounts and $201 million of “Deferred income tax liabilities”.

e.
The Corporation has recognized accumulated losses for income tax purposes amounting to approximately $408 million, which may be carried forward to reduce taxable income in future years. The future tax benefit of $105 million resulting from the deferral of these losses has been recognized in the accounts as a deferred income tax asset. Deferred income tax assets are recognized for tax loss carry forward to the extent that the realization of the related tax benefits through future taxable profits is probable. Income tax losses as at December 31, 2018 are detailed as follows:

(in millions of Canadian dollars)	RECOGNIZED TAX LOSSES	MATURITY
Canada	8	2026
	14	2027
	28	2034
	62	2035
	53	2036
	5	2037
	147	2038
	317

United States	8	2033
	3	2034
	12	2035
	68	2037
	91
	408